TRANSACTIONS WITH MAJOR CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Transactions with major customers
Revenues	$ 112	[1]	$ 111	$ 103	$ 101	$ 111	$ 110	$ 96	$ 97	$ 114	$ 426	[1]	$ 417	[1]	$ 410	[1]
Trade accounts receivable	$ 38		44				40				44		40
Total revenues | Customer concentration risk | Anadarko Energy Services Company
Transactions with major customers
Revenues											48		48		48
Total revenues | Customer concentration risk | Pacific Gas and Electric Company
Transactions with major customers
Revenues											36		42		$ 45
Accounts receivable and other | Amounts owed by major customers | Anadarko Energy Services Company
Transactions with major customers
Trade accounts receivable			$ 4				$ 4				$ 4		$ 4

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).